Level 4 Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vendor rebates and allowances	$ 4,000,000		$ 4,000,000		$ 4,100,000	$ 2,800,000
Customer rebates payable	21,200,000		21,200,000		19,700,000	15,600,000
Rental expense	3,700,000	3,600,000	7,300,000	7,200,000	14,300,000	14,500,000	14,200,000
Money market funds, fair value	176,800,000		176,800,000		10,600,000	164,600,000
Concentration of credit risk					11.00%	10.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration of credit risk			16.00%		14.00%	14.00%
6.375% senior notes [Member]
6.375% senior notes, book value	250,000,000		250,000,000		250,000,000	0
6.375% senior notes, fair value	$ 253,800,000		$ 253,800,000		$ 251,600,000